1997
                __________________________________
                 Special Situations        Annual
                 Fund III, L.P.            Report


















































                     SPECIAL SITUATIONS FUND III, L.P.
                     ----------------------------------

                           INDEX TO ANNUAL REPORT
                              DECEMBER 31, 1997


____________________________________________________________________


                                                              PAGE
                                                              ----
Independent auditors' report                                    1


Statement of financial condition                                2


Portfolio of investments                                        3


Statement of operation                                          8


Statement of changes in partners' capital                       9


Notes to the financial statements                              10



























                         INDEPENDENT AUDITORS' REPORT
                         -----------------------------


TO THE PARTNERS OF
 SPECIAL SITUATIONS FUND III, L.P.:

         We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. at December 31, 1997, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended in conformity with generally accepted accounting principles.


                                                 Anchin, Block & Anchin LLP
                                                 CERTIFIED PUBLIC ACCOUNTANTS

New York, New York
February 9, 1998






                                       1

                      SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                       STATEMENT OF FINANCIAL CONDITION
                               DECEMBER 31, 1997




ASSETS - NOTE 2
Investments, at value (cost $125,970,463)                     $ 162,668,203
Cash and cash equivalents                                        25,656,183
Receivable for investments sold                                   4,547,488
Other assets                                                         29,695
                                                               --------------
Total Assets                                                  $ 192,901,569
                                                               --------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                        $  11,748,320
Payable for investments purchased - Note 2                        1,321,872
Securities sold short, at value (proceeds $11,654,439)- Note 11   9,854,413
Accrued expenses                                                    128,466
Administrator's fee payable - Note 7                                341,787
                                                               --------------
Total Liabilities                                             $  23,394,858
                                                               --------------
Partners' Capital - Notes 1,3 and 4
Limited partners                                              $ 155,655,577
Corporate general partner                                         9,989,872
Individual general partners                                       3,861,262
                                                               --------------
Total Partners' Capital                                       $ 169,506,711
                                                               --------------
Total Liabilities and Partners' Capital                       $ 192,901,569
                                                               --------------
Net asset value per Limited Partners' Unit                    $      25,000

                                                               --------------









_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.


                                       2
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1997

Shares                            Common Stocks                       Value
-------------------------------------------------------------------------------

   147,500     8x8, Inc.                                            $ 1,613,281
   135,700     AccelGraphics, Inc,                                      636,094
   589,600     Accom, Inc.(a)                                           773,850
   212,397     Accuhealth, Inc. (a)                                     345,145
   412,500     Aksys Ltd.                                             2,371,875
    26,100     Alcide Corporation                                     1,592,100
   175,500     Allstar Systems, Inc.                                    712,969
   224,500     Alteon Inc.                                            1,641,656
   233,200     AMX Corporation                                        1,340,900
    80,000     Analytical Surveys, Inc.                               2,740,000
   225,000     Anika Therapeutics, Inc.                               2,095,312
   494,800     Applied Imaging Corp.                                  1,005,062
   125,500     Aramex International Limited                           1,882,500
   171,800     Aviation Distributors, Inc.                              859,000
   376,079     Barringer Technologies, Inc. (a)                       5,406,129
   106,600     Best Software, Inc.                                      986,050
   102,650     Biocircuits Corporation (a)                               89,819
 1,988,333     Biocircuits Corporation (Restricted) (a)               1,739,791
   160,200     BioTransplant Incorporated                               921,150
   148,000     Blonder Tongue Laboratories, Inc.                      2,099,750
   375,000     Brilliant Digital Entertainment, Inc.                  1,757,812
   186,500     C*ATS Software, Inc.                                     944,156
   400,000     Calypte Biomedical Corporation (Restricted)            1,550,000
   300,039     Cardiac Control Systems, Inc. (a)                        168,772
   197,000     Castelle                                                 418,625
   176,000     Catalyst International, Inc.                             715,000
    51,020     Celerity Systems, Inc.                                   153,061
   119,200     Central Financial Acceptance Corporation               1,147,300
   175,500     Ceradyne, Inc.                                           691,031
   593,749     Chase Packaging Corporation                               44,531
   455,000     Check Technology Corporation (a)                       1,763,125
   187,600     Commander Aircraft                                       445,550
   325,450     Concentra Corporation (a)                              1,322,141
   145,000     Concentra Corporation (Restricted) (a)                   589,062
 2,200,000     Contempri Homes, Inc.                                      0
   800,000     Country Wide Transport Services, Inc. (a)                900,000
    82,800     Data Translation, Inc.                                   170,775
   106,700     Diversified Corporate Resources, Inc.                    853,600


_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                       3
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1997

Shares                     Common Stocks (Continued)                 Value
-------------------------------------------------------------------------------

    93,500     ECCS, Inc.                                           $   607,750
   333,100     Educational Insights, Inc.                               718,230
   211,800     Ellett Brothers, Inc.                                  1,171,508
   224,300     EPIX Medical, Inc.                                     2,915,900
   164,500     EZCORP, Inc.                                           1,912,312
   191,200     Faroudja, Inc.                                         1,983,700
   414,700     Film Roman, Inc.                                         699,806
    85,200     First Sierra Financial, Inc.                           1,512,300
   323,440     Fourth Shift Corporation                                 970,320
   291,200     Gensym Corporation                                     1,328,600
   388,800     Gentia Software PLC-SP ADR                             1,069,200
    23,500     Health Fitness Corporation                                36,719
    90,000     Healthworld Corporation                                1,085,625
   270,000     Helisys, Inc.                                            118,125
   540,700     Hemagen Diagnostics, Inc.                              1,081,400
   251,000     Image Guided Technologies, Inc. (a)                      909,875
   986,500     Indenet, Inc. (a)                                      2,466,250
   360,300     Intelligent Medical Imaging, Inc.                      1,306,087
   281,900     Intensiva Healthcare Corporation                       2,114,250
   281,400     IRIDEX Corporation                                     2,145,675
   763,000     Jos. A. Bank Clothiers, Inc. (a)                       4,101,125
    47,800     Kentek Information Systems, Inc.                         322,650
 1,100,000     LifeRate Systems, Inc. (a)                               687,500
   162,000     Lincoln Logs, Ltd.(a)                                    103,777
   252,500     Mechanical Dynamics, Inc.                              1,688,594
   105,500     Medallion Financial Corporation                        2,321,000
   235,100     Media 100, Inc.                                        1,175,500
   446,709     Medical Graphics Corporation (a)                       2,010,190
   375,000     Mednet International, Ltd.                             1,481,250
   455,192     Mentortech, Inc.                                         256,045
   207,700     MFC Bancorp Ltd.                                       2,362,587
   455,000     MicroFrame, Inc.(a)                                      611,383
   186,400     Mizar, Inc.                                            1,118,400
 1,094,000     MK Gold Company (a)                                    1,641,000
   129,875     Movado Group, Inc.                                     2,987,125
   289,000     Oakhurst Capital, Inc.(a)                                270,937
   177,000     Optical Sensors Incorporated                             951,375
   312,700     OrCad, Inc.                                            2,657,950



______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                       4
                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                              DECEMBER 31, 1997

Shares                   Common Stocks (Continued)                    Value
-------------------------------------------------------------------------------


    64,500     Penn Treaty American Corp.                           $ 2,047,875
    83,300     Photon Dynamics, Inc.                                    281,137
   151,600     Photran Corporation                                      663,250
   210,000     Platinum Entertainment, Inc.                           1,417,500
   163,600     Raytel Medical Corporation                             1,901,850
   117,500     Schuff Steel Company                                   1,277,812
 1,725,569     Silicon Valley Research, Inc. (a)                      1,132,362
   151,000     Simione Central Holdings, Inc.                         1,359,000
   129,500     SL Industries, Inc.                                    1,529,719
   371,500     SPACEHAB, Incorporated                                 3,923,969
   473,500     Spatial Technology, Inc. (a)                             739,844
   658,100     Specs Music (a)                                          411,312
   289,000     Steel City Products, Inc.                                 11,560
   275,500     Storage Dimensions, Inc.                               1,033,125
    81,100     Strategia Corporation                                    618,387
   103,900     Template Software, Inc.                                1,532,525
   187,500     TGC Industries, Inc.(a)                                  210,937
   150,000     Thermo Vision Corporation                              1,218,750
   260,700     Thoratec Laboratories Corporation                      1,727,137
   149,600     Toymax International, Inc.                             1,290,300
   488,400     Trans World Entertainment Corp.                        9,462,652
   212,500     Transcrypt International, Inc.                         5,285,937
   151,200     Travis Boats & Motors, Inc.                            3,647,700
   153,100     Tridex Corporation                                       746,362
    88,000     TSR, Inc.                                              1,375,000
   448,800     ULTRADATA Corporation (a)                              1,374,450
   354,400     Ultrafem, Inc.                                           332,250
   356,603     Versant Object Technology Corporation                  4,925,579
   834,600     White Pine Software, Inc. (a)                          2,295,150
   151,800     Zindart Limited                                        2,087,250
   200,200     Zoll Medical Corporation                               1,063,562
                                                                     ----------
                                                                    154,313,237
                                                                    -----------






_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                     5
                       SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1997


Shares                        Preferred Stocks                         Value
_______________________________________________________________________________

  425,000      Accuhealth, Inc. convertible preferred (a)            $  850,000
   64,306      Celerity Systems, Inc. Series A convertible preferred    192,917
   31,718      Celerity Systems, Inc. Series B convertible preferred     95,155
  150,000      TGC Industries, Inc. Series C 8 1/2 % preferred (a)    1,162,500
                                                                     ----------
                                                                      2,300,572
                                                                     ----------



Principal                      Corporate Bonds                         Value
_______________________________________________________________________________

  760,000      Connect, Inc. 5% convertible debentures, due 10/1/99  $  760,000
  150,000      Lincoln Logs, Ltd. convertible subordinated,             484,500
               debentures, due 6/30/98 (a)                             --------
                                                                      1,244,500



Warrants                          Warrants                            Value
-------------------------------------------------------------------------------

   27,500      Barringer Technologies, Inc. 5/9/98 (a)               $  341,412
  229,167      Barringer Technologies, Inc. 5/9/00 (a)                2,845,105
  255,000      Biocircuits Corporation 11/23/98 (Restricted) (a)         63,750
1,733,333      Biocircuits Corporation 1/3/99 (Restricted) (a)          433,333
  153,500      Byron Preiss Multimedia Company, Inc. 5/11/99             23,977
   27,731      Cardiac Control Systems, Inc. 3/31/99 (Restricted) (a)      --
   43,125      Children's Broadcasting Corporation 1/8/01                   431
  253,327      Connect, Inc. 11/3/00 (Restricted)                        25,333
1,100,000      LifeRate Systems, Inc. 11/14/07 (a)                       55,000
   70,900      Nam Tai Electronics, Inc. 11/24/00                       203,837
   75,000      Prologic Management Systems, Inc. 3/14/99                  4,687
  862,069      Silicon Valley Research, Inc. 4/15/00 (a)                 43,103
                                                                      ---------
                                                                      4,039,968
                                                                      ---------


_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       6
                        SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1997


Units                              Units                               Value
_______________________________________________________________________________

  140,800      Boulevard Investment Group                        $      70,400
  133,621      MicroFrame, Inc.                                        233,837
  629,310      Silicon Valley Research, Inc. (Restricted)              465,689
                                                                     ---------
                                                                       769,926

               TOTAL INVESTMENTS                                 $ 162,668,203
                                                                  ------------
                                                                  ------------



                             Securities Sold Short
Shares                           Common Stock                          Value
-------------------------------------------------------------------------------

   20,000      ABR Informations Services, Inc.                       $  477,500
   10,000      America Online, Inc.                                     905,000
    7,500      Cardiovascular Dynamics, Inc.                             41,250
   26,500      CKE Restaurants, Inc.                                  1,116,312
   12,500      Friedman, Billings, Ramsey Group, Inc.                   224,219
   68,000      Friendly Ice Cream Corporation                           790,500
   22,000      InVision Technologies, Inc.                              167,750
   15,000      Microsoft Corporation                                  1,938,750
   20,500      National TechTeam, Inc.                                  184,500
   18,500      Pegasystems, Inc.                                        373,469
   71,900      Philip Services Corp.                                  1,033,562
    8,600      Serologicals Corporation                                 223,600
   15,300      Skyes Enterprises Incorporated                           298,350
   19,000      TeleTech Holdings, Inc.                                  216,125
   17,000      The Learning Company, Inc.                               273,062
   11,400      The North Face, Inc.                                     250,800
   33,500      Tommy Hilfiger Corporation                             1,176,687
   31,800      Tro Learning, Inc.                                       162,975
                                                                     ----------
               TOTAL SECURITIES SOLD SHORT                            9,854,413
                                                                     ----------

 (a) Affiliated company under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.
_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       7
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 1997


_____________________________________________________________________________



INCOME

Net realized gains on investments                              $ 29,727,839
Net unrealized gains on investments                               6,020,717
                                                                ------------
Net gains on investment portfolio                                35,748,556
Interest                                                            633,995
Dividends                                                           227,846
                                                                 -----------
Total income                                                    $ 36,610,397
                                                                 -----------
                                                                 -----------

EXPENSES

Administrator's fee - Note 7                                    $  1,207,392
Professional fees                                                    219,050
Independent general partners' fees                                    30,000
Other                                                                114,015
                                                                 ------------
Total expenses                                                     1,570,457
                                                                 ------------
Net income                                                      $ 35,039,940
                                                                 ------------
                                                                 ------------












______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.


                                       8

                          SPECIAL SITUATIONS FUND III,L.P.
                             (A Limited Partnership)
                    STATEMENT OF CHANGES IN PARTNERS' CAPTIAL
______________________________________________________________________________

                    Per Limited             Corporate  Individual
                     Partners'   Limited     General    General
                       Unit      Partners    Partner    Partners    Total
                     ----------  ---------  ---------- ----------- ----------

YEAR ENDED
 DECEMBER 31, 1996:           $ 93,588,614   5,966,439  5,670,653 105,225,706
BALANCE,
 DECEMBER 31, 1995
 Capital contributions           7,679,291       -           929    7,680,220
 Transfers                          -         (210,828)   210,828      -
 Allocation of net income:
   Corporate General
     Partner (20%)                  -       10,686,440      -      10,686,440
   Partners (80%)               38,255,548   2,337,410  2,152,804  42,745,762
Repurchases                     (5,370,628)(13,500,000)(4,000,000)(22,870,628)
                                ----------- ----------- --------- ------------
BALANCE,
  DECEMBER 31, 1996   $25,000   134,152,825   5,279,461  4,035,214 143,467,500
                      -------
SIX MONTHS ENDED
 JUNE 30, 1997:
 Capital contributions           2,753,293       -           -      2,753,293
 Transfers                           -        ( 50,000)    50,000        -
 Allocation of net income:
    Corporate General
      Partner (20%)                   -      2,036,879       -      2,036,879
    Partners (80%)    $ 1,393    7,628,496     291,389    227,631   8,147,516
                      -------
 Repurchases - Note 4           (2,020,703)     -            -    ( 2,020,703)
                                ----------- ----------- ---------- -----------
BALANCE,
 JUNE 30, 1997        $25,000  142,513,911   7,557,729  4,312,845  154,384,485
                      -------
SIX MONTHS ENDED
 DECEMBER 31, 1997:
 Capital contributions           1,990,000       -           -      1,990,000
Allocation of net income:
   Corporate General
     Partner (20%)                   -       4,971,109       -      4,971,109
   Partners (80%)     $ 3,179   18,374,986     961,034    548,417  19,884,437
                      -------
Repurchases                     (7,223,320) (3,500,000)(1,000,000)(11,723,320)
                                ----------- -----------  --------- -----------
BALANCE,
 DECEMBER 31, 1997    $25,000 $155,655,577  $9,989,872  $3,861,262 169,506,711
                      ------- ------------  ----------  ---------- -----------

See Note 4 for changes in Units outstanding.
_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                        9
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                        NOTES TO THE FINANCIAL STATEMENTS


NOTE 1- GENERAL:

        Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership (the "Agreement").

        The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

        The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

        The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

        Securities traded on a securities exchange or on the NASDAQ System are valued at the last sales price. Other securities traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.







                                        10
                          SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                          NOTES TO THE FINANCIAL STATEMENTS



NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        Cash and cash equivalents include cash held in money market funds.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

        Profits are allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% to MGP.

        Losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the Partner's capital account divided by $25,000.

        As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16, and December 17, of each year.







                                       11
                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                           NOTES TO THE FINANCIAL STATEMENTS



NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        In May 1997, the Fund offered to repurchase up to 584.8832 Units (10% of its outstanding Units at June 30, 1997) at $25,000 per Unit.
        80.8281 Units were tendered for repurchase.

        In November 1997, the Fund offered to repurchase up to 625.4979 Units (10% of its outstanding Units at December 31, 1997) at $25,000 per Unit. 468.9328 Units were tendered for repurchase.

        The Fund also has the right to sell additional Units at the beginning of each fiscal period.

        Changes in Units outstanding:

                                            Corporate   Individual
                                 Limited     General      General
                                 Partners    Partner      Partner     Total
                                __________  __________  __________  __________
Balance, December 31, 1995      3,743.5445    238.6575    226.8262  4,209.0282
Additional units sold             307.1716       -          0.0372    307.2088
Transfers                            -         (8.4331)     8.4331       -
Allocation of additional units  1,530.2219    520.9540     86.1121  2,137.2880
Repurchases                      (214.8251)  (540.0000)  (160.0000)  (914.8251)
                                 -----------  ----------   ---------  ---------

Balance, December 31, 1996      5,366.1129    211.1784    161.4086   5,738.6999
Additional units sold             110.1317       -            -        110.1317
Transfers                            -         (2.0000)     2.0000        -
Allocation of additional units    305.1399     93.1307      9.1052     407.3758
Repurchases                       (80.8281)      -            -       (80.8281)
                                -----------   ----------  ---------  ----------

Balance, June 30, 1997          5,700.5564     302.3091    172.5138  6,175.3793
Additional units sold              79.6000        -           -         79.6000
Allocation of additional units    734.9994     237.2857     21.9367    994.2218
Repurchases                      (288.9328)   (140.0000)   (40.0000) (468.9328)
                                ----------    ----------   --------- ----------
Balance, December 31, 1997       6226.2230     399.5948    154.4505   6780.2683
                                ----------    ----------   --------- ----------




                                       12
                           SPECIAL SITUATIONS FUND III,L.P.
                               (A Limited Partnership)

                         NOTES TO THE FINANCIAL STATEMENTS



NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the year ended December 31, 1997 aggregated 209,393,817 and 225,009,915, respectively.


NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the respective share of the Fund's income and expenses reported for income tax purposes.


NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.


NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                                                            Years Ended
                                                            December 31,
                                                       ----------------------
                                                 1997    1996    1995   1994
                                                 ----    ----    -----  ----
 Ratio of total expenses to average net          .98%    1.00%   1.18%   1.19%
    assets

 Ratio of net income to average net            21.84%   39.58%  38.09%  11.18%
    assets

 Portfolio turnover rate                       139.7%   228.0%  245.2%  233.4%

 Average commission rate paid                 $ .0356   $.0389   (a)     (a)

 (a) This disclosure is not required prior to 1996



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                          SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)

                          NOTES TO THE FINANCIAL STATEMENTS




NOTE 9- RETURN ON PARTNER INVESTMENT:

        At December 31, 1997, the value of a $25,000 investment made at each respective subscription date is as follows:

              Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                  $61,680
               January 1, 1995                  $56,389
               July 1, 1995                     $49,930
               January 1, 1996                  $41,639
               July 1, 1996                     $31,433
               January 1, 1997                  $29,749
               July 1, 1997                     $28,179


NOTE 10- CASH CREDIT RISK CONCENTRATION:

         The Fund maintains cash balances in a brokerage account with a broker who is a member of the New York Stock Exchange. The excess of the balances in the accounts over the amount of insurance maintained by the broker is approximitely $ 3,316,000 at December 31, 1997.

NOTE 11- SECURITIES SOLD SHORT:

         The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.














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